Loans (Tables)	12 Months Ended
Dec. 31, 2013
Net Financing Leases [Table Text Block]
(In thousands)	2013	2012
Total minimum lease payments	$493,022	$503,447
Estimated residual value of leased property	134,198	129,927
Deferred origination costs, net of fees	7,773	6,966
Less - Unearned financing income	88,230	93,157
Net minimum lease payments	546,763	547,183
Less - Allowance for loan losses	10,737	3,475
Net minimum lease payments, net of allowance for loan losses	$536,026	$543,708

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2014	$130,108
2015	117,624
2016	98,924
2017	80,747
2018 and thereafter	65,619
Total	$493,022

A S C Subtopic 31030 [Member] | SOP Non-Covered Loans [Member]
Accretable Yield For Acquired Loans [Table Text Block]

Activity in the accretable discount - Non-covered loans ASC 310-30
For the year ended
(In thousands)	December 31, 2013
Beginning balance	$-
Additions	60,805
Accretion	(7,396)
Change in expected cash flows	(4,011)
Ending balance	$49,398

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
Carrying amount of non-covered loans accounted for pursuant to ASC 310-30
For the year ended
(In thousands)	December 31, 2013
Beginning balance	$-
Additions	195,283
Accretion	7,396
Collections and charge-offs	(29,020)
Ending balance	$173,659
Allowance for loan losses ASC 310-30 non-covered loans	(14,536)
Ending balance, net of allowance for loan losses	$159,123

Covered Under Loss Sharing Agreements With F D I C [Member]
Covered Loans Held In Portfolio [Table Text Block]

(In thousands)	December 31, 2013	December 31, 2012
Commercial real estate	$1,710,229	$2,077,411
Commercial and industrial	102,575	167,236
Construction	190,127	361,396
Mortgage	934,373	1,076,730
Consumer	47,123	73,199
Total loans held-in-portfolio	$2,984,427	$3,755,972

Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2013		December 31, 2012

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$8,345	$-	$14,628	$-
Commercial and industrial	7,335	456	48,743	504
Construction	11,872	-	8,363	-
Mortgage	1,739	69	2,147	-
Consumer	90	112	543	265
Total[1]	$29,381	$637	$74,424	$769

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2013			December 31, 2012

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,483,331	$149,341	$1,632,672	$1,778,594	$185,386	$1,963,980
Commercial and industrial	55,192	3,069	58,261	55,396	4,379	59,775
Construction	71,864	104,356	176,220	174,054	174,093	348,147
Mortgage	862,878	59,483	922,361	988,158	69,654	1,057,812
Consumer	35,810	2,623	38,433	55,762	6,283	62,045
Carrying amount	2,509,075	318,872	2,827,947	3,051,964	439,795	3,491,759
Allowance for loan losses	(57,594)	(36,321)	(93,915)	(48,365)	(47,042)	(95,407)
Carrying amount, net of allowance	$2,451,481	$282,551	$2,734,032	$3,003,599	$392,753	$3,396,352

Accretable Yield For Acquired Loans [Table Text Block]
	Activity in the accretable discount
	Covered loans ASC 310-30
	For the years ended
	December 31, 2013			December 31, 2012
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,446,381	$5,288	$1,451,669	$1,428,764	$41,495	$1,470,259
Accretion	(268,005)	(11,703)	(279,708)	(258,901)	(21,695)	(280,596)
Change in expected cash flows	119,349	17,895	137,244	276,518	(14,512)	262,006
Ending balance	$1,297,725	$11,480	$1,309,205	$1,446,381	$5,288	$1,451,669

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2013			December 31, 2012
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,051,964	$439,795	$3,491,759	$3,446,451	$590,020	$4,036,471
Accretion	268,005	11,703	279,708	258,901	21,695	280,596
Collections and charge offs	(810,894)	(132,626)	(943,520)	(653,388)	(171,920)	(825,308)
Ending balance	$2,509,075	$318,872	$2,827,947	$3,051,964	$439,795	$3,491,759
Allowance for loan losses
ASC 310-30 covered loans	(57,594)	(36,321)	(93,915)	(48,365)	(47,042)	(95,407)
Ending balance, net of ALLL	$2,451,481	$282,551	$2,734,032	$3,003,599	$392,753	$3,396,352

Loans Held For Investment [Member] | Non Covered Loans [Member]
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2013
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$4,944	$-	$20,894	$-	$25,838	$-
Commercial real estate non-owner occupied	41,959	-	42,413	-	84,372	-
Commercial real estate owner occupied	83,441	-	23,507	-	106,948	-
Commercial and industrial	55,753	556	6,142	-	61,895	556
Construction	18,108	-	5,663	-	23,771	-
Mortgage[2][3]	206,389	395,645	26,292	-	232,681	395,645
Leasing	3,495	-	-	-	3,495	-
Legacy	-	-	15,050	-	15,050	-
Consumer:
Credit cards	-	20,313	486	-	486	20,313
Home equity lines of credit	-	147	8,632	-	8,632	147
Personal	17,054	54	1,591	-	18,645	54
Auto	10,562	-	2	-	10,564	-
Other	5,550	585	21	-	5,571	585
Total[1]	$447,255	$417,300	$150,693	$-	$597,948	$417,300

At December 31, 2012
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial multi-family	$15,816	$-	$18,435	$-	$34,251	$-
Commercial real estate non-owner occupied	66,665	-	78,140	-	144,805	-
Commercial real estate owner occupied	315,534	-	31,931	-	347,465	-
Commercial and industrial	124,717	529	14,051	-	138,768	529
Construction	37,390	-	5,960	-	43,350	-
Mortgage[2]	596,105	364,387	34,025	-	630,130	364,387
Leasing	4,865	-	-	-	4,865	-
Legacy	-	-	40,741	-	40,741	-
Consumer:
Credit cards	-	22,184	505	-	505	22,184
Home equity lines of credit	-	312	7,454	-	7,454	312
Personal	19,300	23	1,905	-	21,205	23
Auto	8,551	-	4	-	8,555	-
Other	3,036	469	3	-	3,039	469
Total[1]	$1,191,979	$387,904	$233,154	$-	$1,425,133	$387,904

Past Due Financing Receivables Table Text Block
December 31, 2013
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$446	$-	$4,944	$5,390	$77,013	$82,403
Commercial real estate non-owner occupied	13,889	349	41,959	56,197	1,808,021	1,864,218
Commercial real estate owner occupied	13,725	8,318	83,441	105,484	1,501,019	1,606,503
Commercial and industrial	9,960	4,463	56,309	70,732	2,841,734	2,912,466
Construction	2,329	-	18,108	20,437	140,734	161,171
Mortgage	316,663	154,882	645,444	1,116,989	4,283,690	5,400,679
Leasing	7,457	1,607	3,495	12,559	531,202	543,761
Consumer:
Credit cards	13,797	9,991	20,313	44,101	1,125,520	1,169,621
Home equity lines of credit	133	53	147	333	14,845	15,178
Personal	12,897	6,794	17,108	36,799	1,177,085	1,213,884
Auto	31,340	9,361	10,562	51,263	648,228	699,491
Other	1,834	859	6,135	8,828	209,636	218,464
Total	$424,470	$196,677	$907,965	$1,529,112	$14,358,727	$15,887,839

December 31, 2013
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$3,621	$1,675	$20,894	$26,190	$1,067,344	$1,093,534
Commercial real estate non-owner occupied	4,255	-	42,413	46,668	1,059,619	1,106,287
Commercial real estate owner occupied	657	8,452	23,507	32,616	527,426	560,042
Commercial and industrial	2,331	2,019	6,142	10,492	801,239	811,731
Construction	-	-	5,663	5,663	39,250	44,913
Mortgage	30,713	9,630	26,292	66,635	1,214,162	1,280,797
Legacy	9,079	2,098	15,050	26,227	184,908	211,135
Consumer:
Credit cards	285	200	486	971	14,680	15,651
Home equity lines of credit	2,794	2,198	8,632	13,624	449,409	463,033
Personal	3,196	826	1,591	5,613	129,622	135,235
Auto	11	-	2	13	476	489
Other	43	50	21	114	1,066	1,180
Total	$56,985	$27,148	$150,693	$234,826	$5,489,201	$5,724,027

December 31, 2013
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$4,067	$1,675	$25,838	$31,580	$1,144,357	$1,175,937
Commercial real estate non-owner occupied	18,144	349	84,372	102,865	2,867,640	2,970,505
Commercial real estate owner occupied	14,382	16,770	106,948	138,100	2,028,445	2,166,545
Commercial and industrial	12,291	6,482	62,451	81,224	3,642,973	3,724,197
Construction	2,329	-	23,771	26,100	179,984	206,084
Mortgage	347,376	164,512	671,736	1,183,624	5,497,852	6,681,476
Leasing	7,457	1,607	3,495	12,559	531,202	543,761
Legacy	9,079	2,098	15,050	26,227	184,908	211,135
Consumer:
Credit cards	14,082	10,191	20,799	45,072	1,140,200	1,185,272
Home equity lines of credit	2,927	2,251	8,779	13,957	464,254	478,211
Personal	16,093	7,620	18,699	42,412	1,306,707	1,349,119
Auto	31,351	9,361	10,564	51,276	648,704	699,980
Other	1,877	909	6,156	8,942	210,702	219,644
Total	$481,455	$223,825	$1,058,658	$1,763,938	$19,847,928	$21,611,866

December 31, 2012
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$1,005	$-	$15,816	$16,821	$98,272	$115,093
Commercial real estate non-owner occupied	10,580	4,454	66,665	81,699	1,268,734	1,350,433
Commercial real estate owner occupied	28,240	13,319	315,534	357,093	1,685,393	2,042,486
Commercial and industrial	27,977	5,922	125,246	159,145	2,629,127	2,788,272
Construction	1,243	-	37,390	38,633	173,634	212,267
Mortgage	241,930	121,175	960,492	1,323,597	3,625,327	4,948,924
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Consumer:
Credit cards	14,521	10,614	22,184	47,319	1,135,753	1,183,072
Home equity lines of credit	124	-	312	436	16,370	16,806
Personal	13,208	7,392	19,323	39,923	1,205,859	1,245,782
Auto	24,128	6,518	8,551	39,197	521,119	560,316
Other	2,120	536	3,505	6,161	222,192	228,353
Total	$371,569	$171,485	$1,579,883	$2,122,937	$13,109,390	$15,232,327

December 31, 2012
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$6,828	$5,067	$18,435	$30,330	$876,357	$906,687
Commercial real estate non-owner occupied	19,032	1,309	78,140	98,481	1,185,518	1,283,999
Commercial real estate owner occupied	9,979	100	31,931	42,010	523,954	565,964
Commercial and industrial	12,885	1,975	14,051	28,911	776,357	805,268
Construction	5,268	-	5,960	11,228	29,362	40,590
Mortgage	29,909	10,267	34,025	74,201	1,055,382	1,129,583
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	305	210	505	1,020	14,121	15,141
Home equity lines of credit	3,937	2,506	7,454	13,897	460,332	474,229
Personal	2,757	1,585	1,905	6,247	136,882	143,129
Auto	38	3	4	45	723	768
Other	41	9	3	53	1,237	1,290
Total	$106,744	$43,143	$233,154	$383,041	$5,367,824	$5,750,865

December 31, 2012
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$7,833	$5,067	$34,251	$47,151	$974,629	$1,021,780
Commercial real estate non-owner occupied	29,612	5,763	144,805	180,180	2,454,252	2,634,432
Commercial real estate owner occupied	38,219	13,419	347,465	399,103	2,209,347	2,608,450
Commercial and industrial	40,862	7,897	139,297	188,056	3,405,484	3,593,540
Construction	6,511	-	43,350	49,861	202,996	252,857
Mortgage	271,839	131,442	994,517	1,397,798	4,680,709	6,078,507
Leasing	6,493	1,555	4,865	12,913	527,610	540,523
Legacy	15,765	20,112	40,741	76,618	307,599	384,217
Consumer:
Credit cards	14,826	10,824	22,689	48,339	1,149,874	1,198,213
Home equity lines of credit	4,061	2,506	7,766	14,333	476,702	491,035
Personal	15,965	8,977	21,228	46,170	1,342,741	1,388,911
Auto	24,166	6,521	8,555	39,242	521,842	561,084
Other	2,161	545	3,508	6,214	223,429	229,643
Total	$478,313	$214,628	$1,813,037	$2,505,978	$18,477,214	$20,983,192

Schedule Of Accounts Notes Loans And Financing Receivable Text Block

(In thousands)	December 31, 2013	December 31, 2012
Commercial multi-family	$1,175,937	$1,021,780
Commercial real estate non-owner occupied	2,970,505	2,634,432
Commercial real estate owner occupied	2,166,545	2,608,450
Commercial and industrial	3,724,197	3,593,540
Construction	206,084	252,857
Mortgage	6,681,476	6,078,507
Leasing	543,761	540,523
Legacy[2]	211,135	384,217
Consumer:
Credit cards	1,185,272	1,198,213
Home equity lines of credit	478,211	491,035
Personal	1,349,119	1,388,911
Auto	699,980	561,084
Other	219,644	229,643
Total loans held-in-portfolio[1]	$21,611,866	$20,983,192

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Past Due Financing Receivables Table Text Block
December 31, 2013

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$42,898	$8,745	$374,301	$425,944	$1,284,285	$1,710,229
Commercial and industrial	1,584	349	16,318	18,251	84,324	102,575
Construction	399	-	178,007	178,406	11,721	190,127
Mortgage	50,222	23,384	165,030	238,636	695,737	934,373
Consumer	2,588	1,328	4,200	8,116	39,007	47,123
Total covered loans	$97,691	$33,806	$737,856	$869,353	$2,115,074	$2,984,427

December 31, 2012

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$81,386	$41,256	$545,241	$667,883	$1,409,528	$2,077,411
Commercial and industrial	3,242	551	59,554	63,347	103,889	167,236
Construction	13	-	296,837	296,850	64,546	361,396
Mortgage	38,307	28,206	182,390	248,903	827,827	1,076,730
Consumer	1,382	1,311	11,094	13,787	59,412	73,199
Total covered loans	$124,330	$71,324	$1,095,116	$1,290,770	$2,465,202	$3,755,972

Loans Held For Sale [Member]
Schedule Of Accounts Notes Loans And Financing Receivable Text Block
(In thousands)	December 31, 2013	December 31, 2012
Commercial	$603	$16,047
Construction	-	78,140
Legacy	-	2,080
Mortgage	109,823	258,201
Total loans held-for-sale	$110,426	$354,468

Loans Held For Sale [Member] | Non Covered Loans [Member]
Loans Held For Sale In Non Performing Status [Table Text Block]
(In thousands)	December 31, 2013	December 31, 2012
Commercial	$603	$16,047
Construction	-	78,140
Legacy	-	2,080
Mortgage	489	53
Total	$1,092	$96,320